Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Changes in Goodwill - Gross carrying amount [member]	12 Months Ended
Mar. 31, 2023 USD ($)
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Changes in Goodwill [Line Items]
Balance at 31 March 2022
Acquired through business combination	658,837
Net exchange differences	73,945
Balance at 31 March 2023	$ 732,782